Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents and other investments
6)	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2 0 1 8	2 0 1 7

Cash	$514,166	$1,339,887
Cash equivalents (1)	6,473,075	5,863,717
	$6,987,241	$7,203,604

(1)	Most of these cash equivalents correspond to Treasury Bills issued by the United States Treasury Department, whose initial original maturity is less than 90 days.

As of December 31 2018, there were no temporary investments, ($ 88,947 at December 31, 2017) consisting of equity instruments for trading.